Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 9,359	$ 10,487
Non-current finance debt	63,305	57,237
Total	72,664	67,724
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	9,359	10,487
Non-current finance debt	63,305	57,237
Total	$ 72,664	$ 67,724